Capital management and fair values of financial instruments - Additional information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	May 08, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control				R$ 0	R$ 5,478,926	R$ 31,629
Other assets [member] | Level 3 of fair value hierarchy | Inter Digital Corretora E Consultoria De Seguros Ltda.
Disclosure of detailed information about financial instruments [line items]
Ownership interest sold	40.00%
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control		R$ 45,000	R$ 45,000	R$ 45,000	R$ 45,000